LOSS/CLAIM ADJUSTMENT EXPENSES (Tables)	12 Months Ended
Dec. 31, 2018
Insurance [Abstract]
Schedules of Liability for Unpaid Claims and Claims Adjustment Expense
The liability for unpaid claims and claim expenses as of December 31, 2018 and 2017 is as follows:
Liability for Unpaid Claims and Claim Expenses

	December 31,
	2018	2017
	(in millions)
Group Employee Benefits	$31.3	$12.0

Gross Balance at January 1,	$12.0	$1.1
Less Reinsurance	4.1	0.1
Net Balance at January 1,	$7.9	$1.0

Incurred Claims (net) Related to:
Current Year	$41.9	$17.3
Prior Year	—	(0.5)
Total Incurred	$41.9	$16.8

Paid Claims (net) Related to:
Current Year	$24.6	$9.7
Prior Year	4.8	0.2
Total Paid	$29.4	$9.9

Net Balance at December 31,	$20.4	$7.9
Add Reinsurance	10.9	4.1
Gross Balance at December 31,	$31.3	$12.0
The following table reconciles the long-term disability net incurred and paid claims development table to the liability for unpaid claims and claim expenses in the Company’s balance sheet as of December 31, 2018 and 2017:

	December 31,
	2018	2017
	(in millions)
Long-Term Disability Claim Development Table, net of reinsurance
Undiscounted LTD Incurred Claims, net of reins	$9.9	$3.2
Subtract Cumulative LTD Paid Claims, net of reins	(1.3)	(0.1)
Subtract Impact of LTD Discounting, net of reins	(0.8)	(0.1)
LTD liabilities for unpaid claim and claim expense, net of reinsurance	$7.8	$3.0

Unpaid Claims and Claim Expenses, net of reinsurance
LTD liabilities for unpaid claim and claim expense, net of reinsurance	$7.8	$3.0
Other short-duration contracts, net of reinsurance	12.6	4.9
Total liabilities for unpaid claim and claim expense, net of reinsurance	$20.4	$7.9

Reinsurance Recoverable on unpaid claims
Long-term disability	$8.9	$3.3
Other short-duration contracts	2.0	0.8
Total Reinsurance Recoverable	$10.9	$4.1

Total liability for unpaid claim and claim expense	$31.3	$12.0

Long-Term Disability Development Tables
The table below presents incurred and paid claims development as of December 31, 2018, net of reinsurance, cumulative claims frequency, and total incurred but not reported liability ("IBNR") for MLOA's long-term disability business:

	2018	2017	IBNR	Claim Frequency
	(in millions)
Long-term Disability
Incurral Year
2017	$2.5	$3.1	$—	107
2018	7.4	—	2.8	146
Cumulative LTD Incurred Claims	$9.9	$3.1	$2.8

The table below presents incurred and paid claims development as of December 31, 2017, net of reinsurance, cumulative claims frequency, and total incurred but not reported liability ("IBNR") for MLOA's long-term disability business:

	2017	IBNR	Claim Frequency
	(in millions)
Long-term Disability
Incurral Year
2017	$3.1	$1.2	56
Cumulative LTD Incurred Claims	$3.1	$1.2